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                                    FORM 13F

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                                                           OMB APPROVAL
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                                                    OMB Numbers       3215-0004
                                                    Expires:   October 31, 2000
                                                    Estimated average
                                                      burden hours per
                                                      responses: ......... 24.7
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              Form 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended:  06/30/02
                                                         --------------------

          Check here if Amendment [ ]; Amendment Number: ---------------

                       This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wyser-Pratte Management Co., Inc.
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Address:   63 Wall Street
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           New York, NY 10005
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Form 13F File Number: 28-4502
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                      The Institutional Investment manager filing this report
                 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Kurt N. Schacht
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Title:  Chief Administrative Officer
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Phone:  (212) 495-5350
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Signature, Place, and Date of Signing:

Kurt N. Schacht
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[Signature]

New York, NY
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[City, State]

August 8th, 2002
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[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:

       None
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Form 13F Information Table Entry Total:

       8
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Form 13F Information Table Value Total:

       $14,076 (thousands)
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
                                                            FORM 13F INFORMATION TABLE
                                                     VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------ ---------------- --------- -------- -------- --- ---- ------- ----------- -------- -------- --------
A T & T  Corp              com            001957109   3680  343900  SH          SOLE                343900
*Phillips Petrol Co        com            718507106    848   14400  SH          SOLE                 14400
Syncor Int'l Corp          com            87157j106    921   29230  SH          SOLE                 29230
Trigon Healthcare Inc      com            89618l100   1237   12300  SH          SOLE                 12300
Tyco Int'l Ltd             com            902124106   6030  446300  SH          SOLE                446300
*Shire Pharm               adr            82481r106    564   21846  SH          SOLE                 21846
PUT S&P 100 INDX JUL 420   put            36999w9s7    216    2540  SH          SOLE                  2540
PUT Tyco Int'l JUL 12.5    put            9021249s7    580    4463  SH          SOLE                  4463

* Note:Investment Advisor had identical SHORT positions in these securities as of 06/30/2002
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